Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Variable Interest Entities
(19)	Variable Interest Entities:

Under ASC 810, the Company is deemed to be the primary beneficiary and required to consolidate a variable interest entity (VIE) if it has a variable interest in the VIE that provides it with a controlling financial interest. For such purposes, the determination of whether a controlling financial interest exists is based on whether a single party has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. ASC 810 requires continual reconsideration of conclusions reached regarding which interest holder is a VIE’s primary beneficiary and disclosures surrounding those VIE’s which have not been consolidated. The consolidation methodology provided in this footnote as of December 31, 2013 and 2012 has been prepared in accordance with ASC 810. At December 31, 2013, the Company did not have any consolidated variable interest entities to disclose but did have a commitment to a low income housing partnership and issued trust preferred securities.